LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of right of use assets

	1 January				31 December
	2021	Additions	Disposals	Remeasurement	2021

Cost:
Buildings	130,504	33,996	—	14,783	179,283
Furniture and fixtures	69,876	59,164	—	—	129,040
Software and rights	24,149	12,077	—	—	36,226
Other	35,931	20,347	—	—	56,278

Total	260,460	125,584	—	14,783	400,827

Accumulated amortization:
Buildings	(84,937)	(21,404)	—	—	(106,341)
Furniture and fixtures	(21,945)	(19,722)	—	—	(41,667)
Software and rights	(12,774)	(7,354)	—	—	(20,128)
Other	(14,821)	(12,115)	—	—	(26,936)

Total	(134,477)	(60,595)	—	—	(195,072)

Net book value	125,983				205,755

	1 January				31 December
	2020	Additions	Disposals	Remeasurement	2020

Cost:
Buildings	101,274	22,098	—	7,132	130,504
Furniture and fixtures	28,529	41,347	—	—	69,876
Software and rights	21,868	2,281	—	—	24,149
Other	13,419	22,512	—	—	35,931

Total	165,090	88,238	—	7,132	260,460

Accumulated amortization:
Buildings	(71,951)	(12,986)	—	—	(84,937)
Furniture and fixtures	(11,825)	(10,120)	—	—	(21,945)
Software and rights	(7,442)	(5,332)	—	—	(12,774)
Other	(8,696)	(6,125)	—	—	(14,821)

Total	(99,914)	(34,563)	—	—	(134,477)

Net book value	65,176				125,983

NOTE 11 - LEASES (Continued)

Schedule of lease liabilities

	2021	2020

Short-term lease liabilities	109,310	51,211
Long-term lease liabilities	101,940	92,845

	211,250	144,056